AETNA SERIES FUND, INC.
                        AETNA PRINCIPAL PROTECTION FUND I

                       Supplement dated September 14, 1999

THE INFORMATION IN THIS SUPPLEMENT FOR AETNA SERIES FUND, INC. AMENDS THE INFORMATION CONTAINED IN THE AETNA PRINCIPAL PROTECTION FUND I STATEMENT OF ADDITIONAL INFORMATION ("STATEMENT") DATED AUGUST 1, 1999, AND SUPERCEDES THE SUPPLEMENT PREVIOUSLY ISSUED. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT.

Effective August 1, 1999, the last sentence in the section entitled "Additional Restrictions on the Use of Futures Contracts" and the entire section entitled "Interest Rate Swap Transactions" on page 5 of the Statement are deleted.


The following replaces the first chart in the section entitled "Distributions and Shareholder Servicing Arrangements -- Other Payments to Securities Dealers" on page 15 of the Statement:

When you invest this amount                                     Amount of sales charge typically reallowed to dealers as a percentage of offering price
Under $50,000                                                                           4.00%
$50,000 or more, but under $100,000                                                     3.75
$100,000 or more, but under $250,000                                                    3.00
$250,000 or more, but under $500,000                                                    2.00
$500,000 or more, but under $1,000,000                                                  1.50

The following information is added to the end of the section entitled "Distributions and Shareholder Servicing Arrangements -- Other Payments to Securities Dealers" on page 15 of the Statement:

From time to time, ACI or its affiliates may make payments to other dealers and/or their agents, who may not be affiliates of Aetna, who sell shares or who provide shareholder services.

In addition, ACI or its affiliates may, from time to time, make payments to clearing firms that offer networking services which make the Funds available to their customers. Such payments will not exceed 0.10% of a Fund's average daily net assets.

The value of a shareholder's investment will be unaffected by these payments.

The following replaces the section entitled "Purchase and Redemption of Shares -- Contingent Deferred Sales Charge" on page 17 of the Statement:

Certain Class A shares and all Class B shares are subject to a CDSC, as described in the Prospectus. There is no CDSC imposed on Class A shares purchased more than two years prior to the redemption.







                                                                 September 1999

                             AETNA SERIES FUND, INC.
                               CLASS A, B, C AND I

                       Supplement dated September 14, 1999

THE INFORMATION IN THIS SUPPLEMENT FOR AETNA SERIES FUND, INC. AMENDS THE INFORMATION CONTAINED IN THE CLASS A, B, C AND I STATEMENT OF ADDITIONAL INFORMATION ("STATEMENT") DATED AUGUST 1, 1999. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT.


The following information is added to the end of the section entitled "Distributions and Shareholder Servicing Arrangements -- Other Payments to Securities Dealers" on pages 30 and 31 of the Statement:

From time to time, ACI or its affiliates may make payments to other dealers and/or their agents, who may not be affiliates of Aetna, who sell shares or who provide shareholder services.

In addition, ACI or its affiliates may, from time to time, make payments to clearing firms that offer networking services which make the Funds available to their customers. Such payments will not exceed 0.10% of a Fund's average daily net assets.

The value of a shareholder's investment will be unaffected by these payments.




                                                                 September 1999